As filed with the Securities and Exchange Commission on January 9, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7521

The Kenwood Funds
(Exact name of registrant as specified in charter)

10 South LaSalle Street, Suite 3610, Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Arthur Don
D'Ancona & Pflaum LLC
111 E Wacker Drive, Suite 2800
Chicago, IL 60601

(Name and address of agent for service)

1-888-KENFUND (888-536-3863)
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2004

Date of reporting period: October 31, 2003

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

THE KENWOOD FUNDS

The Kenwood Growth & Income Fund

October 31, 2003

TABLE OF CONTENTS

Page
Shareholder Letter	1

Performance Summary	2

Statement of Assets and Liabilities	3

Statement of Operations	4

Statement of Changes in Net Assets	5

Financial Highlights	6

Schedule of Investments	7-10

Notes to the Financial Statements	11-13

NOTICE TO INVESTORS

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board or any other agency.
An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.
This report must be accompanied or preceded by a prospectus of the Fund.

Dear Shareholder,

For the 12-month period ended October 31, 2003, The Kenwood Growth and Income Fund had performance of 31.27% compared to 33.48% for the Russell Midcap Value Index and 30.73% for the S&P Midcap 400 Index. Please refer to the following page for more complete performance information.

Expectations of further signs of economic improvement during the quarter were validated by reports that retail sales increased 6.5% through August year over year. Consumer spending has supported better than expected same store sales increases despite weak consumer confidence indicators. Most confidence indicators tend to be lagging indicators and we would expect them to improve in the aftermath of the 57,000 increase in non-farm payrolls in September, the first increase since January.

The economic improvement during the third quarter is significant on the heels of 3.3% GDP growth during the second quarter. It seems apparent that the 2003 tax cut together with the fiscal stimulus package is creating a constructive context for continued, albeit, uneven improvement. Unfortunately, one of the drags for the economy remains high energy prices. We had expected a moderate decline in prices by this time to support further margin expansion in many energy intensive industries. We continue to expect this to be the case as gas inventories are replenished (inventories are currently 40% below last year) and oil production improves.

We expect GDP to average 2.5% this year and to accelerate to 3.6% – 3.8% in 2004. Current sales to inventory levels are at parity so that any sustained increase in demand should precipitate job growth, higher production levels and higher capital spending by the industrial sector. We have increased exposure to those sectors that are positioned to particularly benefit from this scenario including materials and processing and technology.

We enjoyed serving as your Fund Manager in 2003. As we approach the new year, we wish you good health and success in meeting your personal financial goals.

Sincerely,

Barbara L. Bowles, CFA
President

Past performance is not indicative of future results. Investing in midcap stocks may be more risky and volatile than investing in large cap stocks.
Quasar Distributors, LLC, Distributor. 1/04

THE KENWOOD GROWTH & INCOME FUND

PERFORMANCE SUMMARY

$26,000
$25,000
$24,000
$23,000
$22,000
$21,000
$20,000
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Apr-96
Oct-96
Apr-97
Oct-97
Apr-98
Oct-98
Apr-99
Oct-99
Apr-00
Oct-00
Apr-01
Oct-01
Apr-02
Oct-02
Apr-03
Oct-03
S&P MidCap 400 Index $25,336
Russell Midcap Value Index $22,574
The Kenwood Growth & Income Fund $17,422
The Kenwood Growth & Income Fund
Russell Midcap Value Index
S&P MidCap 400 Index

This chart assumes a hypothetical investment of $10,000 made on May 1, 1996 (commencement of operations). Returns shown include the reinvestment of all dividends and capital gains. This chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

				Annualized	Annualized
		Six-Months Ended	1 Year Ended	5 Years Ended	Since Inception
	Total Return	October 31, 2003	October 31, 2003	October 31, 2003	May 1, 1996

	The Kenwood Growth & Income Fund	22.77%	31.27%	6.12%	7.68%
	Russell Midcap Value Index *	24.59%	33.48%	8.59%	11.46%
	S&P MidCap 400 Index *	25.73%	30.73%	11.68%	13.13%

*
The Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index) is a capital-weighted index, representing the aggregate market value of the common equity of 400 stocks chosen by Standard & Poor's with a weighted average market value of $209 million as of October 31, 2003. The Russell Midcap Value Index measures the performance of small and mid-sized companies with lower price-to book ratios and lower price-to-earnings ratios. One cannot invest directly in an index.

Past performance is not predictive of future performance. Investment return and principal value will fluctutate, so that shares, when redeemed, may be worth more or less than the original cost. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

THE KENWOOD GROWTH & INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003 (Unaudited)

ASSETS:
	Investments, at value (Cost of $3,136,702)	$3,631,303
	Receivable for securities sold	19,692
	Prepaid expenses	10,607
	Income receivable	2,814
	Receivable for Fund shares sold	300

	Total assets	3,664,716

LIABILITIES:
	Accrued expenses and other liabilities	56,170
	Payable for securities purchased	24,213
	Payable for Fund shares redeemed	24,000
	Payable to Adviser	8,423

	Total liabilities	112,806

NET ASSETS		$3,551,910

NET ASSETS CONSIST OF:
	Capital stock	$3,324,280
	Undistributed net investment income	23,030
	Accumulated net realized loss on investments	(290,001)
	Net unrealized appreciation on investments	494,601

NET ASSETS		$3,551,910

	Shares outstanding (unlimited amount of shares authorized)	268,799

	Net asset value, offering and redemption price per share	$13.21

See Notes to the Financial Statements.

THE KENWOOD GROWTH & INCOME FUND

STATEMENT OF OPERATIONS
For the six-months ended October 31, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends	$29,426
Interest	440

Total investment income	29,866

EXPENSES:
Professional fees	21,377
Shareholder servicing fees	16,966
Administration fees	16,452
Fund accounting fees	13,410
Investment advisory fees	12,324
Federal and state registration fees	8,248
Custody fees	5,970
Trustees' fees and expenses	5,758
Distribution fees	4,108
Other	2,575

Total expenses before voluntary waiver and reimbursement	107,188
Less: Voluntary waiver and reimbursement from Adviser	(90,756)

Net expenses	16,432

NET INVESTMENT INCOME	13,434

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	145,182
Change in unrealized appreciation (depreciation) on investments	513,390

Net realized and unrealized gain on investments	658,572

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$672,006

See Notes to the Financial Statements.

THE KENWOOD GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months
	Ended	Year
	October 31, 2003	Ended
	(Unaudited)	April 30, 2003

OPERATIONS:
Net investment income	$13,434	$28,394
Net realized gain (loss) on investments	145,182	(347,583)
Change in unrealized appreciation (depreciation) on investments	513,390	(504,604)

Net increase (decrease) in net assets resulting from operations	672,006	(823,793)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	-	(27,156)

Total distributions	-	(27,156)

CAPITAL SHARE TRANSACTIONS:
Net proceeds from shares sold	59,932	169,667
Shares issued on reinvestment of dividends and distributions	-	26,875
Cost of shares redeemed	(201,558)	(547,304)
Net decrease in net assets from
capital share transactions	(141,626)	(350,762)

TOTAL INCREASE (DECREASE) IN NET ASSETS	530,380	(1,201,711)

NET ASSETS:
Beginning of period	3,021,530	4,223,241

End of period (including undistributed net investment
income of $23,030 and $9,596, respectively)	$3,551,910	$3,021,530

See Notes to the Financial Statements.

THE KENWOOD GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS
October 31, 2003 (Unaudited)

	Six-Months
	Ended		For the Year Ended April 30,
	October 31,

	2003		2003	2002	2001	2000	1999

SELECTED PER SHARE DATA [1] :
NET ASSET VALUE - BEGINNING OF PERIOD	$10.76		$13.40	$12.22	$10.79	$12.65	$14.18

INCOME FROM INVESTMENT OPERATIONS:
Net investment income [2]	0.05		0.10	0.10	0.15	0.17	0.14
Net realized and unrealized gain (loss)
on investments	2.40		(2.65)	1.20	1.43	(0.93)	(0.82)

Total income (loss) from investment
operations	2.45		(2.55)	1.30	1.58	(0.76)	(0.68)

LESS DISTRIBUTIONS:
Dividends from net investment income	-		(0.09)	(0.12)	(0.15)	(0.13)	(0.12)
Distributions from net realized gain	-		-	-	-	(0.97)	(0.73)

Total distributions	0.00		(0.09)	(0.12)	(0.15)	(1.10)	(0.85)

NET ASSET VALUE - END OF PERIOD	$13.21		$10.76	$13.40	$12.22	$10.79	$12.65

TOTAL RETURN	22.77%	[3]	-19.01%	10.69%	14.79%	-6.29%	-4.44%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$3,551,910		$3,021,530	$4,223,241	$3,345,149	$3,019,161	$3,692,394
Ratio of net expense to average net assets:
Before expense reimbursement	6.50%	[4]	6.62%	4.95%	6.08%	5.13%	5.26%
After expense reimbursement	1.00%	[4]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before expense reimbursement	(4.69)%	[4]	(4.76)%	(3.12)%	(3.73)%	(2.72)%	(3.05)%
After expense reimbursement	0.81%	[4]	0.86%	0.83%	1.35%	1.41%	1.21%
Portfolio turnover rate	43.91%		65.51%	77.29%	109.25%	88.73%	70.66%

[1]	Information presented relates to a share of beneficial interest of the Fund outstanding for the entire period.
[2]	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
[3]	Not annualized.
[4]	Annualized.

See Notes to the Financial Statements.

THE KENWOOD GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS
October 31, 2003 (Unaudited)

Shares		Value

	COMMON STOCKS - 97.2%

	BANKING/SAVINGS & LOANS - 9.5%
3,300	Banknorth Group, Inc.	$103,356
1,000	City National Corporation	60,210
900	First Tennessee National Corporation	40,824
984	FleetBoston Financial Corporation	39,744
2,600	Marshall & Ilsley Corporation	93,132

		337,266

	CHEMICALS - 2.3%
2,500	Eastman Chemical Company	81,150

	ENERGY / NATURAL RESOURCES - 3.3%
3,000	GlobalSantaFe Corporation [f]	67,530
2,100	XTO Energy, Inc.	49,707

		117,237

	FINANCIAL SERVICES - 7.0%
2,600	CIT Group Inc.	87,412
5,900	Janus Capital Group Inc.	83,426
2,050	The PMI Group, Inc.	78,371

		249,209

	FOOD & BEVERAGES - 6.1%
3,100	McCormick & Company, Incorporated	91,884
2,700	The Pepsi Bottling Group, Inc.	60,183
1,800	Wendy's International, Inc.	66,690

		218,757

	HEALTHCARE - 7.0%
300	Barr Laboratories, Inc.*	23,031
1,600	Health Net Inc.*	50,544
700	Omnicare, Inc.	26,838
900	Quest Diagnostics Incorporated*	60,885
2,300	Renal Care Group, Inc.*	86,273

		247,571

	INSURANCE - 7.4%
900	AmerUs Group Co.	33,975
2,900	Aon Corporation	63,510
2,700	Nationwide Financial Services, Inc. - Class A	91,719
2,300	Protective Life Corporation	74,681

		263,885

See Notes to the Financial Statements.

THE KENWOOD GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)
October 31, 2003 (Unaudited)

Shares		Value
	INTEGRATED OILS - 3.3%
2,600	Unocal Corporation	$82,368
850	Valero Energy Corporation	36,295

		118,663

	LEISURE & ENTERTAINMENT - 1.3%
2,400	Mattel, Inc.	46,464

	MANUFACTURING - DIVERSIFIED - 1.1%
800	Roper Industries, Inc.	39,536

	MATERIALS & PROCESSING - 4.1%
5,400	CommScope, Inc.*	83,646
3,900	Smurfit-Stone Container Corporation*	60,450

		144,096

	MEDICAL INSTRUMENTS/SUPPLIES - 2.1%
2,000	Becton, Dickinson and Company	73,120

	PACKAGING - 2.3%
3,700	Pactiv Corporation*	81,585

	PRODUCER DURABLES - 3.9%
1,600	American Power Conversion Corporation	32,368
2,600	Pitney Bowes Inc.	106,860

		139,228

	PUBLISHING - 1.5%
750	Knight-Ridder, Inc.	54,990

	RAILROADS - 2.9%
3,200	CSX Corporation	101,824

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
2,500	Arden Realty, Inc.	69,925

See Notes to the Financial Statements.

THE KENWOOD GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)
October 31, 2003 (Unaudited)

Shares		Value
	RETAIL - 7.9%
1,800	BJ's Wholesale Club, Inc.*	$46,242
4,200	Duane Reade Inc.*	57,750
2,900	Jones Apparel Group, Inc.	100,050
2,800	Limited Brands	49,280
1,000	Staples, Inc.*	26,820

		280,142

	SECURITY SERVICES - 2.3%
3,600	Kroll Inc.*	83,736

	SEMICONDUCTORS - 1.4%
1,200	National Semiconductor Corporation*	48,756

	TECHNOLOGY - 5.0%
1,700	Computer Sciences Corporation*	67,354
5,900	Tellabs, Inc.*	44,427
4,800	Western Digital Corporation*	64,560

		176,341

	TRAVEL SERVICES - 1.5%
2,400	Sabre Holdings Corporation	52,584

	UTILITIES - 12.0%
1,200	CenturyTel, Inc.	42,900
2,900	DTE Energy Company	106,952
6,200	Pepco Holdings, Inc.	109,120
3,400	Puget Energy, Inc.	77,282
5,600	Xcel Energy, Inc.	91,840

		428,094

	TOTAL COMMON STOCKS (Cost of $2,959,558)	3,454,159

See Notes to the Financial Statements.

THE KENWOOD GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)
October 31, 2003 (Unaudited)

Principal
Amount			Value

		SHORT-TERM INVESTMENTS - 5.0%

		VARIABLE RATE DEMAND NOTES # - 3.0%
$106,400		Wisconsin Corporate Central Credit Union, 0.79%	$106,400

		MUTUAL FUNDS # - 2.0%
70,744		Dreyfus Treasury Prime Cash Management	70,744

		TOTAL SHORT-TERM INVESTMENTS (Cost of $177,144)	177,144

		TOTAL INVESTMENTS - 102.2% (Cost of $3,136,702)	3,631,303

		Liabilities in excess of other assets - (2.2%)	(79,393)

		TOTAL NET ASSETS - 100.0%	$3,551,910

	*	Non-income producing security.
	#	Variable rate security.
		The rates listed above are as of October 31, 2003.
	f	Foreign.

See Notes to the Financial Statements.

THE KENWOOD GROWTH & INCOME FUND

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2003 (Unaudited)

1. ORGANIZATION

The Kenwood Growth & Income Fund (the "Fund") is a diversified mutual fund created by The Kenwood Funds (the "Trust") which was organized as a business trust under the laws of Delaware on January 9, 1996. The Fund is the sole series issued by the Trust, which is an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act"), as amended. The Fund commenced operations on May 1, 1996. The objective of the Fund is capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the last bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

b)
Federal Income Taxes - No provision for federal income taxes has been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

c)	Expenses - The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees.

d)
Distributions to Shareholders - Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Undistributed income or net realized capital gains for financial statement purposes may differ from federal income tax purposes due to differences in the timing, recognition and characterization of income, expense and capital gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts have been made for such differences that are permanent in nature.

e)
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

THE KENWOOD GROWTH & INCOME FUND

NOTES TO THE FINANCIAL STATEMENTS (Continued)
October 31, 2003 (Unaudited)

f)
Other - Investment and shareholder transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. CAPITAL SHARE TRANSACTIONS

	Transactions in shares of the Fund were as follows:

		Six-Months	Year
		Ended	Ended
		October 31, 2003	April 30, 2003

	Shares sold	5,048	15,237
	Shares issued on reinvestment of dividends and distributions	0	2,577

		5,048	17,814
	Shares redeemed	(17,023)	(52,265)

	Net increase (decrease)	(11,975)	(34,451)

4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

	The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six-months ended October 31, 2003, were as follows:

		Purchases	Sales

	U.S. Government	$-	$-
	Other	1,391,083	1,420,692

	At October 31, 2003 gross unrealized appreciation and depreciation of investments for federal income tax purposes was as follows:

	Appreciation		$602,730
	(Depreciation)		(108,129)

	Net unrealized appreciation on investments		$494,601

	At October 31, 2003, the cost of investments for federal income tax purposes was $3,136,702.

THE KENWOOD GROWTH & INCOME FUND

NOTES TO THE FINANCIAL STATEMENTS (Continued)
October 31, 2003 (Unaudited)

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has entered into an investment advisory agreement with The Kenwood Group, Inc. (the "Adviser"). Pursuant to its Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.75% on the first $500 million of average net assets, 0.70% on the next $500 million of average daily net assets, and 0.65% on the average daily net assets over $1 billion. The Adviser has voluntarily waived and reimbursed certain expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceeded the annual rate of 1.00% of the average net assets of the Fund, computed on a daily basis. The total amount of fees waived and reimbursed by the Adviser for the six-months ended October 31, 2003 was $90,756.

The Trust has entered into a distribution agreement with Quasar Distributors, LLC (the "Distributor"). Pursuant to the Distribution Plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, the Fund is authorized to expend up to 0.25% annually of the Fund's average daily net assets to pay distribution fees and to cover certain expenses incurred in connection with the distribution of the Fund's shares. Rule 12b-1 permits an investment company to finance, directly or indirectly, any activity which is primarily intended to result in the sale of its shares only if it does so in accordance with the provisions of Rule 12b-1.

6. RELATED PARTIES

Officers and Trustees of the Trust held 101,618 shares or 37.80% of the outstanding shares of the Fund as of October 31, 2003.

7. SUBSEQUENT EVENTS

On August 29, 2003, the Board of Trustees of The Kenwood Funds (the "Kenwood Trust") approved the reorganization of The Kenwood Growth & Income Fund (the "Kenwood Fund"), the sole series of the Kenwood Trust, into Profit Value Fund, a series of Profit Funds Investment Trust (the "Profit Trust"), subject to approval by the Kenwood Fund's shareholders. Each of the Kenwood Trust and the Profit Trust is an open-end management investment company comprised of one series.

The reorganization contemplates that the Kenwood Fund will transfer all of its assets and certain identified liabilities to the Profit Fund in exchange, on a federal income tax-free basis, for shares of the Profit Fund. The Kenwood Fund will distribute the shares received to its shareholders on a federal income tax-free basis. As a result, Kenwood Fund shareholders holding shares of the Kenwood Fund will receive shares of the Profit Fund. After the reorganization is completed, on December 22, 2003, the Kenwood Trust will cease business operations and terminate.

Item 2. Code of Ethics.

“ Not applicable for semi-annual reports. ”

Item 3. Audit Committee Financial Expert.

“ Not applicable for semi-annual reports. ”

Item 4. Principal Accountant Fees and Services.

“ Not applicable for semi-annual reports. ”

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a)        The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)       There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)    (1) Any code of ethics or amendment thereto. “Incorporate by reference to previous Form N-CSR filing.”

        (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)    Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Kenwood Funds

By	/s/ Barbara L. Bowles

(Signature and Title)	Barbara L. Bowles
President and Chief Financial Officer
Date	January 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	The Kenwood Funds

By	/s/ Barbara L. Bowles

(Signature and Title)	Barbara L. Bowles
President and Chief Financial Officer
Date	January 9, 2004